OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS
6.	OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Receivables from government agencies	156	152
Taxes and other government receivables	68	77
Advances	84	118
Prepayments	74	46
Loans and deposits	15	14
Interest receivable	1	4
Derivative instruments	36	2
Receivables from equity-method investments	16	20
Other current assets	68	73
Total	518	506

Derivative instruments are further described in Note 24.